Stock Option Plan - Summary of Stock Option (Detail)	12 Months Ended
	Jan. 31, 2019 CAD ($)	Jan. 31, 2018 CAD ($)
Disclosure of detailed information about share based payment arrangements [line items]
Number of stock options, outstanding at beginning of year	3,399,734	2,840,433
Number of stock options, granted	937,150	1,106,900
Number of stock options, forfeited/cancelled	(189,387)	(87,150)
Number of stock options, exercised	(264,478)	(460,449)
Number of stock options, outstanding at end of year	3,883,019	3,399,734
Weighted average exercise price, outstanding at beginning of year	$ 28.52
Weighted average exercise price, outstanding at end of year	35.51	$ 28.52
Employee Stock Options [member]
Disclosure of detailed information about share based payment arrangements [line items]
Weighted average exercise price, outstanding at beginning of year	28.52	22.39
Weighted average exercise price, granted	60.16	39.61
Weighted average exercise price, forfeited/cancelled	48.88	24.77
Weighted average exercise price, exercised	23.50	18.07
Weighted average exercise price, outstanding at end of year	$ 35.51	$ 28.52